EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES - Carrying Amount (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity method investments:
Equity in net assets of non-consolidated investees	$ 22,529	$ 20,276
Bluewater Gandria NV
Equity method investments:
Equity in net assets of non-consolidated investees	17,143	18,648
Egyptian Company for Gas Services S.A.E
Equity method investments:
Equity in net assets of non-consolidated investees	5,294	1,574
Golar Wilhelmsen Management AS
Equity method investments:
Equity in net assets of non-consolidated investees	$ 92	$ 54